1 (212) 318-6086

johnwheeler@paulhastings.com

May 7, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli Gold Fund, Inc. (the “Fund”)
File Nos. 33-79180/811-08518

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 37 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2018 (Accession # 0001193125-18-143826).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 318-6086.

Very truly yours,

/s/ John P. Wheeler
John P. Wheeler
for PAUL HASTINGS LLP

cc:	B. Alpert – Gabelli Funds, LLC
A. Mullady – Gabelli Funds, LLC
A. Mango – Gabelli Funds, LLC
A. Ward
H. Crowley

Paul Hastings LLP | 200 Park Avenue | New York, NY 10166

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